Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 29, 2011
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Henderson Worldwide Income Fund (Prospectus Summary): | Henderson Worldwide Income Fund

HENDERSON GLOBAL FUNDS

Henderson Worldwide Income Fund

(the “Fund”)

Supplement dated April 29, 2011

to the Prospectus dated April 29, 2011

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Fund Name

Effective June 1, 2011, the “Henderson Worldwide Income Fund” will be renamed the “Henderson Strategic Income Fund.”

Change in Management Fee and Expense Limitation

Effective June 1, 2011, the management fee rate the Fund pays Henderson Global Investors (North America) Inc. will be reduced and the Fund’s expense limitation will be lowered.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page four (4) of the Prospectus:
Annual Fund Operating Expenses Henderson Worldwide Income Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.54%	0.54%	0.54%	0.54%
Total Operating Expenses		1.34%	2.09%	2.09%	1.09%
Fee Waiver or Reimbursement	[2]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.85%	1.85%	0.85%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective June 1, 2011.
[2]	The Fund’s adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses excluding any acquired fund fees and expenses, less distribution and service fees, to 0.85% of the Fund’s average daily net assets.The Fund’s Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page four (4) of the Prospectus:
Expense Example Henderson Worldwide Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	582	808	1,053	1,781
Class B	588	882	1,102	2,059
Class C	288	582	1,002	2,198
Class I	87	272	472	1,080

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson Worldwide Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	582	808	1,053	1,781
Class B	188	582	1,002	2,059
Class C	188	582	1,002	2,198
Class I	87	272	472	1,080

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Henderson Worldwide Income Fund (Prospectus Summary): | Henderson Worldwide Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001141306_SupplementTextBlock

HENDERSON GLOBAL FUNDS

Henderson Worldwide Income Fund

(the “Fund”)

Supplement dated April 29, 2011

to the Prospectus dated April 29, 2011

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Fund Name

Effective June 1, 2011, the “Henderson Worldwide Income Fund” will be renamed the “Henderson Strategic Income Fund.”

Change in Management Fee and Expense Limitation

Effective June 1, 2011, the management fee rate the Fund pays Henderson Global Investors (North America) Inc. will be reduced and the Fund’s expense limitation will be lowered.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Operating Expenses, Caption	rr_OperatingExpensesCaption	The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page four (4) of the Prospectus:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page four (4) of the Prospectus:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Henderson Worldwide Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAAX
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,053
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,781
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	582
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,781
Henderson Worldwide Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFABX
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,102
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,059
Henderson Worldwide Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFACX
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,198
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,198
Henderson Worldwide Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,080
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	272
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	472
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,080

[1]	Management Fees have been restated to reflect a change in the management fee rate effective June 1, 2011.
[2]	The Fund’s adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses excluding any acquired fund fees and expenses, less distribution and service fees, to 0.85% of the Fund’s average daily net assets.The Fund’s Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.